Share Based Payment - Summary of Payroll Expense Related to Restricted Stock (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares	SFr 2,030